Reinsurance - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year		$ 3,298.1	$ 3,195.2	$ 2,319.8
Deferred Gain on Reinsurance		58.3	0.0	0.0
Amortization of deferred gains on reinsurance		9.8
Reinsurance Recoverable, Allowance for Credit Loss		3.3	3.8	3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)		(0.5)	0.1
ADC
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year			2,518.3	2,425.2	$ 2,319.8
Reinsurance recoverables, premium paid and recognized		$ 68.1	$ 0.0	$ 0.0
Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year	$ 770.0
Second coverage	250.0
Maximum | Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance retention policy, amount retained	4,575.0
Reinsurance retention policy, second amount retained	5,065.0
Minimum | Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance retention policy, amount retained	3,805.0
Reinsurance retention policy, second amount retained	$ 4,815.0